Commitments - Summary of Other Commitments (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Commitments under finance leases
Commitments under finance leases	$ 1,165	$ 1,315
Future financing liability	(363)	(418)
Right to reimbursement from joint operations partner	0	0
Finance lease liability	802	897
Commitments under operating leases
Commitments under operating leases	2,012	1,752
Due not later than one year [Member]
Commitments under finance leases
Commitments under finance leases	127	135
Commitments under operating leases
Commitments under operating leases	388	420
Due later than one year and not later than five years [member]
Commitments under finance leases
Commitments under finance leases	448	475
Commitments under operating leases
Commitments under operating leases	785	672
Due later than five years [member]
Commitments under finance leases
Commitments under finance leases	590	705
Commitments under operating leases
Commitments under operating leases	$ 839	$ 660